RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues of products	[1]	$ 92

[1]	Affiliates of FIMI are not considered related parties to the Company during the six months ended June 30, 2023.